Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Amortization expenses	$ 5,740	$ 5,740	$ 11,479	$ 3,147	$ 1,480